Commitments and Contingencies - Additional Information (Detail)	6 Months Ended		1 Months Ended				0 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 20, 2013 Semi Refrigerated	Jul. 18, 2013 Semi Refrigerated USD ($) Carriers	Jul. 18, 2013 Semi Refrigerated Minimum	Jul. 18, 2013 Semi Refrigerated Maximum	Jun. 20, 2014 Ethylene Semi Refrigerated Vessel m3	Apr. 25, 2012 Ethylene Semi Refrigerated USD ($) m3 Vessel	Dec. 20, 2013 Ethylene Semi Refrigerated USD ($) m3 Vessel	Jul. 18, 2013 Ethylene Semi Refrigerated Carriers m3	Jul. 18, 2013 Liquefied Gas Segment Semi Refrigerated m3 Carriers	Jul. 18, 2013 Liquefied Gas Segment Options Exercised Semi Refrigerated USD ($) m3 Option	Apr. 23, 2014 Ethane Capable GAs Carrier Options Exercised Semi Refrigerated	Dec. 20, 2013 Ethane Capable GAs Carrier Options Exercised Semi Refrigerated USD ($)	Jun. 30, 2014 Chartered In	Mar. 30, 2012 London Operation USD ($)	Mar. 30, 2012 London Operation GBP (£)	Dec. 31, 2012 New York USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year																$ 515,000	£ 321,850	$ 231,990
Lease term																10 years	10 years	5 years
Lease term, mutual break clause																5 years	5 years
Lease expiration date															Dec. 31, 2014			Jun. 30, 2017
Payment for property plant and equipment	350,477	273,072,920						200,000,000				44,000,000
Number of vessels to be constructed under option agreement							3	4
Gas carrier cargo capacity							21,000	21,000	35,000	21,000	22,000	22,000
Number of gas carriers to be purchased				5						1	2
Future cost of carriers to be constructed				$ 138,000,000					$ 77,400,000					$ 78,400,000
Number of options to construct vessels												2
Number of vessels to be constructed under option agreement									3
Expected Delivery Of Vessels, month and year			2016-04		2015-03	2016-03
Option exercised date													Apr. 23, 2014
Expected Delivery Of Vessels							Three further newbuild vessels of the same size and class are scheduled for delivery during the year to December 2014.